Property, Plant and Equipment: (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 12,234,092	$ 12,408,524
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	12,234,092	12,408,524
Cost: Furniture and office equipment	348,387	529,648
Accumulated Depreciation: Furniture and office equipment	(337,880)	(511,518)
Net: Furniture and office equipment	10,507	18,130
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Total cost property, plant and equipment	12,795,114	13,150,807
Total accumulated depreciation property, plant and equipment	(536,515)	(710,153)
Total net property, plant and equipment	$ 12,258,599	$ 12,440,654